Condensed Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net loss	$ (476)	$ (425)	$ (1,848)	$ (1,257)
Other comprehensive income (loss):
Foreign currency translation adjustment	(8)	24	33	(20)
Total comprehensive loss	$ (484)	$ (401)	$ (1,815)	$ (1,277)